Average Annual Total Returns - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2000	9.43%	2.88%	4.92%	8.60%	2.08%	4.18%	5.64%	1.88%	3.61%	Dec. 29, 2000	15.14%	3.33%	4.75%	Nov. 15, 1996	16.33%	4.36%	5.80%	13.99%	4.84%	5.31%